Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity
STOCKHOLDERS' DEFICIT

Stock Financing Transactions and Registration Rights
On May 24, 2011, May 26, 2011 and August 15, 2011, the Company entered into subscription agreements with certain investors (the “Investors”) whereby it raised $3,330,000 through the sale of 333 units (the “Units”), at a purchase price of $10,000 per Unit (the “May 2011 Offering”). Each Unit consisted of either (i) 30,303 shares of the Company’s common stock or (ii) one share of the Company’s Series A Preferred Stock, par value $.0001 per share, which is convertible into 30,303 shares of common stock, plus a fully exercisable, five-year warrant to purchase 18,182 shares of common stock for $9,091 or $0.50 per linked share of common stock (the “Warrants”).

As a result of the May 2011 Offering, Investors who purchased 230 Units elected to receive preferred stock and Investors who purchased 103 Units elected to receive common stock. Accordingly, the Company issued (i) 3,121,209 shares of common stock, (ii) 230 shares of Series A Preferred Stock, which are linked by conversion to 6,969,690 shares of common stock, and (iii) 333 Warrant Contracts that are linked by exercise to an aggregate of 6,054,606 shares of common stock.

 In connection with the May 2011 Offering, the Company incurred expenses of $286,593 for placement agent, legal and other fees. Accordingly, net cash proceeds from the May 2011 Offering amounted to $3,043,407. Additionally, the Company issued warrants to the placement agent to purchase 100,000 shares of common stock, which had a fair value of $17,600, with the same terms and conditions as the Warrants issued to the investors in the May 2011 Offering.

The Company entered into registration rights agreements, as amended (the “Registration Rights Agreement”) with the Investors in the May 2011 Offering, pursuant to which the Company agreed to file a “resale” registration statement with the SEC covering the shares of common stock issuable upon conversion of Series A Preferred Stock and the shares of common stock underlying the Warrants within 12 months after the final closing date of the May 2011 Offering (i.e. August 15, 2012) (the “Filing Date”). The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 15 months after the final closing date of the May 2011 Offering (i.e. November 15, 2012) (the “Effectiveness Deadline”) and to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144 without restriction or limitation.  Pursuant to the Registration Rights Agreement, the Company is obligated to pay to Investors a fee of 1% per month of the Investors’ investment, payable in cash, for every thirty (30) day period up to a maximum of 6%, (i) following the required Filing Date that the registration statement has not been filed and (ii) following the required Effectiveness Deadline that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC and provided further that the Company will not be obligated to pay liquidated damages at any time following the one year anniversary of the Final Closing Date (as defined in the Registration Rights Agreements) of the May 2011 Offering.

Stock Options
In February 2007, the board of directors adopted the 2007 Equity Incentive Plan (the “2007 Plan”). The 2007 Plan allowed the Company to provide options as an incentive for employees and consultants.  On May 11, 2011, the 2007 Plan was amended to increase the number available for issuance under the 2007 Plan from 2,313,317 to 4,889,829 shares of Series A common stock. In connection with a share exchange on May 12, 2011, all of the 3,712,365 outstanding stock options under the 2007 Plan were canceled, effectively terminating the 2007 Plan. The Company simultaneously issued new options to the same employees under a new 2011 Equity Incentive Plan of IZEA, Inc. adopted on May 12, 2011 (the “May 2011 Plan”). The Company has an aggregate of 7,100,000 shares of common stock reserved for issuance under the May 2011 Plan. The cancellation and replacement of the stock options under the 2007 Plan were accounted for as a modification of the terms of the canceled awards. There was a minimal incremental difference required to be recorded on 109,370 shares where the fair value of the replacement options exceeded the fair value of the canceled options at the date of cancellation and replacement.

On August 22, 2011, the Company adopted the 2011 B Equity Incentive Plan of IZEA, Inc. (the “August 2011 Plan”) reserving for issuance an aggregate of 3,500,000 shares of common stock under the August 2011 Plan. As of March 31, 2012, no grants have been made under the August 2011 Plan.

Under both the May 2011 Plan and the August 2011 Plan, the board of directors determines the exercise price to be paid for the shares, the period within which each option may be exercised, and the terms and conditions of each option. The exercise price of the incentive and non-qualified stock options may not be less than 100% of the fair market value per share of the Company’s common stock on the grant date. If an individual owns stock representing more than 10% of the outstanding shares, the price of each share of an incentive stock option will be equal to or exceed 110% of fair market value. Unless otherwise determined by the board of directors at the time of grant, the right to purchase shares covered by any options under the May and August 2011 Plans shall vest over the requisite service period as follows: one-fourth of options shall vest one year from the date of grant and the remaining options shall vest monthly, in equal increments over the remaining three-year period. The term of the options is up to 10 years.

A summary of option activity under the May 2011 Plan for the three months ended March 31, 2012 is presented below:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2010	—	$—
Granted	4,787,165	0.43
Exercised	(27,240)	0.05
Forfeited	(183,230)	0.15
Outstanding at December 31, 2011	4,576,695	$0.44	4.4
Granted	110,000	0.70
Exercised	(21,977)	0.05
Forfeited	(148,612)	0.52
Outstanding at March 31, 2012	4,516,106	$0.45	4.2

Exercisable at March 31, 2012	2,569,030	$0.40	4.1

During the three months ended March 31, 2011, there were no options exercised. During the three months ended March 31, 2012, there were options exercised into 21,977 shares of the Company's common stock for cash proceeds of $1,099. The intrinsic value of the options exercised during the three months ended March 31, 2012 was $5,769. There is no aggregate intrinsic value on the exercisable, outstanding options as of March 31, 2012 since the weighted average exercise price exceeded the fair value on such date. During the three months ended March 31, 2012, the Company modified one employee option agreement whereby it accelerated the vesting on all the remaining 93,125 unvested shares to current day and it extended the exercise period post termination from 90 days to 180 days. The modification resulted in an incremental difference of $11,744 that was recorded and included in stock-based compensation expense during the three months ended March 31, 2012.

The following tables contain summarized information about nonvested stock options outstanding at March 31, 2012 under the May 2011 Plan:

	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested at December 31, 2010	—	$—
Granted	4,787,165	0.05
Vested	(2,318,771)	0.04
Forfeited	(168,873)	0.06
Nonvested at December 31, 2011	2,299,521	$0.07	2.5
Granted	110,000	0.08
Vested	(314,356)	0.06
Forfeited	(148,089)	0.09
Nonvested at March 31, 2012	1,947,076	$0.07	2.3

Total stock-based compensation expense recognized on awards outstanding during the three months ended March 31, 2012 and 2011 was $34,410 and $0. Future compensation related to nonvested awards expected to vest of $55,844 is estimated to be recognized over the remaining individual vesting periods of up to five years.

STOCKHOLDERS' EQUITY

On May 10, 2010, the Company’s board of directors declared a one-for-ten (1:10) reverse stock split on the shares of the Company’s common and preferred stock, increased the number of authorized shares of common and preferred stock, renamed the Series B Preferred Stock to Series A-1 Preferred Stock and created a new Series A-2 Preferred Stock.  All share information included herein has been retroactively restated to reflect the effect of the 1:10 reverse stock split.

Pre-Exchange Transactions by IZEA
On September 21, 2006, IZEA issued 762,907 shares of Series A Preferred Stock with a par value of $0.0001 for $3,000,000 less issuance costs of $23,000. Series A Preferred stockholders were entitled to a preferential dividend, which accrued and accumulated on such shares on an annual basis at a rate of $.0236 per share subject to adjustment in accordance with certain anti-dilution provisions. Such dividends accrued from day to day whether or not they have been declared or whether or not there were funds legally available to the Company for payment. At December 31, 2010, dividends of $770,498 had accrued but had not been declared; therefore, no provision for the Series A Preferred Stock dividends was included in these financial statements.

During 2007, IZEA issued a total of 778,307 shares of Series B Preferred Stock with a par value of $0.0001 for $7,025,000, less issuance costs of $72,612. On May 10, 2010, IZEA renamed its Series B Preferred Stock to Series A-1 Preferred Stock and created a new Series A-2 Preferred Stock. All rights and preferences under the renamed Series A-1 Preferred Stock remained the same.  Series A-1 Preferred stockholders were entitled to a preferential dividend, which accrued and accumulated on such shares on an annual basis at a rate of $.05415 per share subject to adjustment in accordance with certain anti-dilution provisions.  Such dividends accrued whether or not they have been declared or whether or not there were funds legally available to IZEA, Inc. for payment.  At December 31, 2010, dividends of $1,519,493 had accrued but had not been declared; therefore, no provision for Series A-1 Preferred Stock dividends was included in these financial statements.

On May 10, 2010, IZEA issued a total of 7,537,771 shares of Series A-2 Preferred Stock with a par value of $0.0001 for consideration of $2,713,600 less issuance costs of $54,046. Series A-2 Preferred stockholders were entitled to a preferential dividend, which accrued and accumulated on such shares on an annual basis at a rate of $.80 subject to adjustment in accordance with certain anti-dilution provisions on such shares of Series A-2 Preferred Stock. Such dividends accrued whether or not they have been declared or whether or not there were funds legally available to IZEA for payment.  At December 31, 2010, dividends of $9,807,467 had accrued but had not been declared; therefore, no provision for the Series A-2 Preferred stock dividends was included in these financial statements.

On September 23, 2009, February 25, 2010 and April 16, 2010, the Company issued unsecured convertible promissory notes (“Convertible Notes”) with the Company’s current preferred stockholders to fund operations until alternative financing could be closed.  Proceeds under the Convertible Notes totaled $798,561, $300,000 and $300,000, respectively, for a total of $1,398,561. The Convertible Notes were senior to all obligations other than the debt owed to Silicon Valley Bank, and accrued interest at the rate of 8% per annum.  The principal and accrued interest were to automatically convert upon closing of an additional round of funding into shares of Series A-2 preferred stock, with the number of shares equal to the amount being converted divided by 85% of the price per share of the additional funding round. In May 2010, all of the holders of the Convertible Notes automatically converted their $1,444,800 notes payable (including accrued interest) into 4,721,563 shares of the Company’s Series A-2 Preferred Stock in connection with the sale of Series A-2 Preferred Stock.

In 2011 and 2010, pursuant to stock option exercises, IZEA issued 13,497 and 834 shares of its Series A common stock for cash proceeds of $404 and $918, respectively.

Management Acquisition of Preferred Stock
On May 6, 2011, all of the Series A preferred stockholders and certain of the Series A-1 and A-2 preferred stockholders transferred their shares, along with all their rights and preferences, to IZEA's CEO and CFO for an aggregate price of $2. The total shares purchased by management of IZEA were 762,907 Series A Preferred Shares, 766,047 Series A-1 Preferred Shares and 12,217,669 Series A-2 Preferred Shares.

Share Exchange and Cancellation
Pursuant to the Share Exchange Agreement on May 12, 2011 (the "Exchange") between the Company and the shareholders of IZEA, all of the issued and outstanding capital stock of IZEA was transferred to the Company in exchange for 22,500,000 shares (approximately 64.29%) of the Company's common stock. Additionally, immediately prior to the exchange, IZEA had outstanding options to purchase an aggregate of 3,712,365 shares of common stock and an outstanding warrant to purchase 3,324 shares of common stock. Upon closing of the Exchange, the Company assumed the outstanding options of IZEA and authorized an equal issuance of options to these option-holders pursuant to the Company's 2011 Equity Incentive Plan. Furthermore, upon closing of the Exchange, the Company assumed the outstanding warrant of IZEA and authorized an issuance of a warrant to purchase 3,324 shares of its common stock to the former warrant-holder.

Immediately following the closing of the Exchange, under an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, the Company transferred all of its pre-exchange assets and liabilities to a wholly-owned subsidiary, RTL Holdings, Inc. and thereafter, pursuant to a stock purchase agreement, transferred all of the outstanding capital stock of RTL Holdings, Inc. to Anthony Barron, the Company's former officer and director, in exchange for the cancellation the Company's common stock he owned. Immediately after the exchange and cancellation, the Company had 12,500,000 shares of common stock outstanding plus the 22,500,000 shares issued to the IZEA shareholders for a total of 35,000,000 shares of common stock issued and outstanding as of May 12, 2011. The 12,500,000 shares constitute the Company's “public float” and are the Company's only shares of registered common stock that are available for resale without further registration.

Authorization of Convertible Preferred Stock
In May 2011, the Board of Directors designated 240 shares of its Preferred Stock as Series A Preferred Stock.  Each share of Series A Preferred Stock is convertible into 30,303 shares of common stock at the option of the preferred holder and does not have a redemption feature.

IZEA, Inc. Stock Offering
On May 24, 2011, May 26, 2011 and August 15, 2011, the Company entered into subscription agreements with certain investors (the “Investors”) whereby it raised $3,330,000 through the sale of 333 units (the “Units”), at a purchase price of $10,000 per Unit (the “May 2011 Offering”). Each Unit consisted of either (i) 30,303 shares of the Company’s common stock or (ii) one share of the Company’s Series A Preferred Stock, par value $.0001 per share, which is convertible into 30,303 shares of common stock, plus a fully exercisable, five-year warrant to purchase 18,182 shares of common stock for $9,091 or $0.50 per linked share of common stock (the “Warrants”).   As a result of the May 2011 Offering, Investors who purchased 230 Units elected to receive preferred stock and Investors who purchased 103 Units elected to receive common stock. Accordingly, the Company issued (i) 3,121,209 shares of common stock, (ii) 230 shares of Series A Preferred Stock, which are linked by conversion to 6,969,690 shares of common stock, and (iii) 333 Warrant Contracts that are linked by exercise to an aggregate of 6,054,606 shares of common stock. See Note 8 for further details on the May 2011 Offering.

Stock Issued for Services
On May 24, 2011, the Company entered into an investor relations agreement, as amended, with a consulting company to provide investor relations services, including an investor marketing campaign, during 2011. In accordance with the agreement, the Company paid $1,190,000 in cash with proceeds from the May 2011 Offering and issued 500,000 shares of common stock valued at $165,000 based on $0.33 per common share in August 2011.  The Company subsequently received a refund of $175,000 so that the net expense for these services recorded in general and administrative expense in the accompanying statements of operations in 2011 was $1,180,000.

Stock Option Exercises
From May 12, 2011 through December 31, 2011, the Company issued 27,240 shares of common stock upon receipt of $1,362 in cash proceeds related to the exercise of stock options at an average exercise price of $.05 per share. See Note 9 for more information concerning the Company's stock options.